Leases - Additional Information (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	May 31, 2021 CNY (¥)	May 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 USD ($)	May 31, 2021 USD ($)
Operating lease right of use asset	¥ 23,711		¥ 7,964		¥ 32,534	$ 1,250	$ 3,721
Operating Lease, Liability	23,711		6,741			$ 1,057	$ 3,721
Operating lease costs			43,434	$ 6,816
Operating lease expenses			5,128	805
Short term lease costs			¥ 38,306	6,011
Operating lease,, weighted average remaining lease term			1 year 6 months 10 days			1 year 6 months 10 days
Operating Lease, Weighted Average Discount Rate, Percent			3.35%			3.35%
Future minimum payments under non cancellable short term leases			¥ 6,957			$ 1,092
Operating cash flows used in operating leases			¥ 3,867	$ 607	¥ 5,402
Reversal of Right of Use Asset Impairment	¥ 826	$ 130
Vehicles [Member]
Termination of Operating Lease Contract	370	370